Note 20 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Net sales	$ 17,329,163	$ 16,941,378	$ 19,619,536	$ 18,283,675	$ 20,055,750	$ 17,382,640	$ 17,200,578	$ 14,440,295	$ 72,173,752	$ 69,079,263	$ 59,136,294
Gross profit	3,874,131	5,116,030	6,782,706	6,521,209	6,623,350	4,808,205	5,033,446	4,045,852	22,294,076	20,510,853	16,274,079
Selling, general and administrative expenses	5,145,418	4,957,518	5,662,339	5,455,466	5,188,984	4,954,221	5,036,331	4,780,199	21,220,741	19,959,735	18,239,152
Income (loss) from operations	(1,291,388)	138,425	1,100,106	1,045,936	1,413,659	(166,384)	(21,011)	(753,400)	993,079	472,864	(1,973,323)
Income (loss) before income taxes	(1,228,129)	99,883	2,498,020	842,448	1,196,081	(362,249)	(233,185)	(923,045)	$ 2,212,222	$ (322,398)	$ 6,590,618
Net income (loss)	$ (1,267,376)	$ 100,803	$ 2,423,087	$ 809,984	$ 1,188,564	$ (371,871)	$ (227,991)	$ (935,793)
Net income (loss) per share - basic and diluted (in dollars per share)	$ (0.17)	$ 0.01	$ 0.31	$ 0.1	$ 0.15	$ (0.05)	$ (0.03)	$ (0.12)	$ 0.26	$ (0.05)	$ 0.87